Leases	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Leases [Abstract]
Leases

NOTE 13 — Leases

The following table presents the future minimum lease payments that the Company expects to make under its operating leases as of March 31, 2024 (Successor):

Year	Future Minimum Lease Payments
2024	$379
2025	517
2026	531
2027	544
2028	511
2029 and thereafter	—
Total	$2,482

Lease cost for the three months ended March 31, 2024 (Successor) and March 31, 2023 (Predecessor) was $128 and $49, respectively. Lease costs are recorded as General and administrative expense on the condensed consolidated statements of operations and comprehensive loss.

Office Leases

On June 6, 2022, the Company entered into an office space lease agreement for commercial office space in Durham, North Carolina (the “Measurement Building Lease”), which became effective on November 1, 2022 and had an original lease term of 60 months from the signing date. The lease was classified as an operating lease and the lease liability was calculated using an incremental borrowing rate of 8.0%. On August 11, 2023, the Company agreed to terminate the Measurement Building Lease effective October 6, 2023 and entered into a new office lease agreement (the “Roney St. Lease”). The Roney St. Lease commenced on October 6, 2023 and has an original lease term of 62 months from the commencement date. The simultaneous termination of the Measurement Building Lease and execution of the Roney St. Lease represents a single transaction accounted for as a modification of the Measurement Building Lease. As such, the Company remeasured the lease liabilities and right-of-use asset associated with the Measurement Building Lease and recognized those balances over the amended, remaining lease term.

As of March 31, 2024 (Successor), the Company had $2,092 in lease liabilities and $1,974 in right-of-use assets attributable to the Roney St. Lease on its condensed consolidated balance sheets.

On February 28, 2024, the Company entered into an office space lease agreement for commercial office space in Houston, Texas (the “Atlas Tower Lease”), which becomes effective no earlier than June 1, 2024 and has an original lease term of 68 months from the commencement date. The Company will measure the lease liabilities and right-of-use asset associated with the Atlas Tower Lease upon commencement of the lease, which is expected to occur mid-2024, and will recognize those balances over the lease term.

On March 8, 2024, the Company entered into a land lease with a subsidiary of OXY, a related party, which becomes effective no later than December 31, 2024. The lease has an initial term of 60 months from the commencement date. Additionally, the term may be extended for up to three consecutive periods of ten years. The Company will measure the lease liabilities and right-of-use asset upon commencement of the lease and will recognize those balances over the lease term.

The Roney St. Lease includes an early termination option that enables the Company to end the lease on or after its 50th month. The Atlas Tower Lease includes an early termination option that enables the Company to end the lease at the end of its 44th month. As of March 31, 2024 (Successor), the Company determined that it is unlikely to exercise either termination option; therefore, the above minimum lease payments, as well as the right-of-use asset and lease liabilities associated with the Roney St. Lease, do not consider the effects of this termination option on the lease term.

NOTE 13 — Leases

As of December 31, 2023 (Successor), the Company had two leases, both of which are classified as operating leases. The following table presents the future minimum lease payments that the Company expects to make under its operating leases:

Year	Future Minimum Lease Payments
2024	$504
2025	517
2026	531
2027	545
2028	512
2029 and thereafter	—
Total	$2,608

Lease cost for the period from January 1, 2023 through June 7, 2023 (Predecessor) and the period from June 8, 2023 through December 31, 2023 (Successor) was $260 and $85, respectively. Lease cost for the year ended December 31, 2022 (Predecessor) was $95. Lease costs are recorded as General and administrative expense on the consolidated statement of operations and comprehensive loss.

Office Lease

On June 6, 2022, the Company entered into an office space lease agreement (the “Measurement Building Lease”), which became effective on November 1, 2022 and had an original lease term of 60 months from the signing date. The lease was classified as an operating lease and the lease liability was calculated using an incremental borrowing rate of 8.0%. On August 11, 2023, the Company agreed to terminate the Measurement Building Lease, effective October 6, 2023, and entered into a new office lease agreement (the “Roney St. Lease”). The Roney St. Lease began on October 6, 2023 and has a term of 62 months from the commencement date. The simultaneous termination of the Measurement Building Lease and execution of the Roney St. Lease represents a single transaction accounted for as a modification of the Measurement Building Lease. As such, the Company remeasured the lease liabilities and right-of-use asset associated with the Measurement Building Lease and recognized those balances over the amended, remaining lease term.

As of December 31, 2023 (Successor), the Company had $2,155 in lease liabilities and $2,059 in right-of-use assets attributable to the Roney St. Lease on its consolidated balance sheets.

The Roney St. Lease includes an early termination option that enables the Company to end the lease on or after its 50th month. As of December 31, 2023 (Successor), the Company determined that it is unlikely to exercise this termination option; therefore, the above minimum lease payments, as well as the right-of-use asset and liability associated with the Roney St. Lease, do not consider the effects of this termination option on the lease term.

Land Lease

The Company leases the land under the Demonstration Plant. The lease expires on the earlier of (i) July 1, 2025 or (ii) the termination of the Company’s oxygen supply agreement with the lessor. Lease payments for the land equal one dollar per year.

In conjunction with the Business Combination (Note 3), the Company revalued its land lease at its fair value, which involved a comparison of the land lease’s terms against comparable market lease terms. As of December 31, 2023 (Successor), the value of the right-of-use asset attributable to the Demonstration Plant land lease was $153.